                        SEMIANNUAL REPORT / JUNE 30 2001

                            AIM SMALL CAP GROWTH FUND

                                  [COVER IMAGE]


                                 [AIM FUND LOGO]

                            --Registered Trademark--

                                  [COVER IMAGE]


                      ------------------------------------

                            REALITY BY G.G. KOPILAK

          REALITY IS OFTEN NOT WHAT IS SEEN WITH THE EYES, BUT RATHER

           WHAT IS PERCEIVED WITH THE SPIRIT. AIM SMALL CAP GROWTH

            FUND SEEKS TO OWN THE STOCKS OF SMALL COMPANIES THAT WE

            BELIEVE WILL FLOURISH IN THE MONTHS AND YEARS AHEAD LIKE

                             ROSES ABOUT TO BLOOM.

                      ------------------------------------

AIM Small Cap Growth Fund is for shareholders who seek long-term growth of capital. The fund invests in small companies with the potential for above-average earnings growth.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Small Cap Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales-charge structure and class expenses.
o The fund participates in the Initial Public Offering (IPO) market, and a significant portion of its returns is attributable to its investment in IPOs, which had a magnified impact when the fund's asset base was relatively small. There is no guarantee that, with a larger asset base, the fund will continue to experience substantially similar performance by investing in IPOs.
o Investing in micro-, small- and mid-sized companies may involve risks not associated with investing in more established companies. Also, micro and small companies may have business risk, significant stock-price fluctuations and illiquity.
o The fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Small-Cap Growth Fund Index represents an average of the performance of the 30 largest small-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged Russell 2000 Index represents the performance of the stocks of small-capitalization companies.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                            AIM SMALL CAP GROWTH FUND

                    Dear Fellow Shareholder:

                    Equity markets continued to be difficult and quite volatile during the six months ended June 30, 2001, the period
                    covered by this report. Major indexes, both foreign and
[PHOTO OF           domestic, posted negative returns, with the technology
ROBERT H.           sector and large-cap growth stocks hardest hit. By contrast,
GRAHAM]             most segments of the bond market turned in positive returns.
                    The bond market was the best place to be invested the first half of 2001--a powerful argument for portfolio diversification.
                        As a result, depending on the fund you own, many of you
                    have suffered significant losses. Please be assured we are also disturbed about recent results of many funds. Fund managers are making every effort to reverse the trend.
                    However, the challenging market conditions are lasting longer than expected.
                        During the long bull market for equities, which ran from 1982 till late last year, many pundits began to act as if stocks were risk-free investments, inevitably rising. That was never true. Downturns like the recent one are normal. Since its inception in 1926, the S&P 500, which is widely used as a measure of general U.S. stock market performance, has seen a 20% decline--the accepted definition of a bear market--about every four and one-half to five years.
   No one has devised a reliable technique for timing these market movements. But portfolio diversification has proven to be an effective way to manage the resulting risks over time.

WORK WITH YOUR ADVISOR
Your financial advisor can help you build a diversified portfolio by selecting a variety of funds. One basic way to diversify is by owning funds invested in the three main types of securities: stocks, bonds and money market instruments. Within an asset class, it is worth diversifying further, investing in both growth and value stocks, both domestic and foreign, and so on. A fixed-income portfolio can include various quality sectors, from super-safe U.S. Treasuries to riskier high yield bonds.
   Since the right asset mix for you depends on your financial situation, your age and your goals, visit with your financial advisor regularly to review your investments to make sure they still make sense.

YOUR FUND MANAGERS' COMMENT
Your fund's portfolio managers discuss your fund in the following pages: what market conditions were like, how your fund performed and how they have managed your fund. We hope you find their comments informative.
   Though the last six months have tested the patience of most investors, we remain confident that, in time, markets will recover, though we cannot predict when.
   We wish to thank you for your patience in remaining invested with us. Since virtually every employee and officer of AIM is invested in our funds through our retirement programs or through indirect investments, we all share in our funds' performance along with our shareholders. We appreciate how unpleasant the recent past has been, and I'm sure you share our hope that markets will be less trying the rest of this year. We want to assure you that all of us at AIM are working diligently to improve the performance of our funds.
   If you have any questions or comments, please contact us anytime through our Web site, www.aimfunds.com. Our Client Services Department at 800-959-4246 operates during normal business hours. Information about your account is always available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman


                           AIM SMALL CAP GROWTH FUND

CHANGING MARKET ENVIRONMENT AFFECTS FUND PERFORMANCE

SMALL-CAP GROWTH STOCKS STRUGGLED FOR MUCH OF THE REPORTING PERIOD. HOW DID AIM SMALL CAP GROWTH FUND PERFORM?
A strong investor preference for value stocks at the outset of 2001 hurt the fund's performance for the six-month period ended June 30, 2001. Excluding sales charges, total returns for Class A, Class B and Class C shares were -7.65%, -7.99% and -8.00%, respectively. By comparison, the Lipper Small-Cap Growth Fund Index returned -5.35% over the same period.
   The fund's performance improved during the second half of the reporting period as investor preference shifted from value stocks to growth stocks. Excluding sales charges, total returns for Class A, B and C shares were 16.45%, 16.28% and 16.24%, respectively, for the three-month period ended June 30. For the same period, the Lipper Small-Cap Growth Fund Index returned 16.67%
   Although the fund has not escaped market volatility, its long-term track record remains excellent, as shown by the chart at the end of this discussion.

               (Bar chart)

                 [IMAGE]

FUND PERFORMANCE

GROWTH OF A $10,000 INVESTMENT
FUND VS. INDEX

10/18/95-6/30/01*

FUND CLASS A SHARES............... $27,761
FUND CLASS B SHARES............... $28,163
RUSSELL 2000 INDEX ............... $18,669

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/01 including sales charges

================================================================================
CLASS A SHARES
  Inception (10/18/95)           19.61%
  5 Years                        17.91
  1 Year                        -32.11

CLASS B SHARES
  Inception (10/18/95)           19.91%
  5 Years                        18.22
  1 Year                        -32.03

CLASS C SHARES
  Inception (5/3/99)             20.69%
  1 Year                        -29.34



* Index performance is from 10/31/95-6/30/01. Past performance cannot guarantee comparable future results.

  DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

WHAT WERE SOME SIGNIFICANT TRENDS IN THE STOCK MARKET?
Concern over declining corporate earnings growth and a slowing economy caused major stock market indexes to fall during much of the reporting period. Throughout the period, a long string of high-profile companies issued warnings that their earnings would not meet expectations. Slowing economic growth and rising energy and labor costs undermined corporate profits. Global competition also reduced the ability of companies to raise prices for their products and services. The sell-off affected nearly all market sectors with technology stocks especially hard hit.
   Early in 2001, the Federal Reserve Board (the Fed) began cutting interest rates to stimulate economic growth. In the first quarter of 2001, the nation's gross domestic product (GDP) grew at an annual rate of only 1.3%, slightly better than growth in the fourth quarter of 2000, but still raising the specter that the economy could slip into a recession. In six moves during the reporting period, the Fed lowered the federal funds rate from 6.5% to 3.75%. Markets responded tepidly to the last of these rate cuts in late June, and they remained volatile as investors' concerns about the economy and corporate earnings growth lingered.
   For most of the period, value stocks outperformed growth stocks as investors sought attractively priced issues. However, beginning in April, growth stocks outperformed value stocks, as the Fed's rate-cutting policy had the potential to boost corporate profits. Small-cap stocks were the market leaders, outperforming both mid- and large-cap stocks.

HOW WAS THE FUND POSITIONED AS OF JUNE 30?
At the close of the reporting period, the fund had significant exposure to the information technology, consumer-discretionary and health care sectors. The sell-off in tech stocks allowed us to buy the stocks of tech companies with attractive long-term growth prospects at reduced prices. We continue to see strong earnings growth in this sector. Tech stocks could benefit from corporate spending for information technology services, which is expected to increase in 2001, although at a slower pace than for the previous two years.
   Consumer-discretionary companies, which include many retailers, could benefit from an expected improvement in the economy. Moreover, consumer spending has remained fairly steady, despite a slowing economy. Several of the fund's specialty retail holdings performed well.
   Demand for medical services and products, on the other hand, tends to remain constant regardless of economic trends--a plus for companies in the health care industry. The increase in commodity prices had a negative impact on energy stocks, so we trimmed our holdings in this sector.

          See important fund and index disclosures inside front cover.

                            AIM SMALL CAP GROWTH FUND

                                    [IMAGE]

PORTFOLIO COMPOSITION
As of 6/30/01, based on total net assets

======================================================================================
TOP 10 INDUSTRIES                                   TOP 10 EQUITY HOLDINGS
--------------------------------------------------------------------------------------
 1. Apparel Retail                          5.5%    LifePoint Hospitals, Inc.     1.8%

 2. Oil & Gas Equipment & Services          5.3     Christopher & Banks Corp.     1.2

 3. Telecommunications Equipment            5.2     AmeriCredit Corp.             1.2

 4. Semiconductors                          5.2     FEI Co.                       1.1

 5. Health Care Distributors & Services     5.1     SonicWALL, Inc.               1.1

 6. Electronic Equipment & Instruments      4.9     Shaw Group Inc. (The)         1.1

 7. Biotechnology                           4.2     Macrovision Corp.             1.0

 8. Diversified Commercial Services         3.5     Too, Inc.                     1.0

 9. Health Care Facilities                  3.2     Varian, Inc.                  1.0

10. Semiconductor Equipment                 3.2     Professional Detailing, Inc.  0.9

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.
======================================================================================

   At the close of the reporting period, the fund had 191 holdings, with small- and micro-cap stocks making up most of the portfolio.

WHAT WERE SOME OF THE FUND'S TOP HOLDINGS?

o LifePoint Hospitals operates more than 20 health care facilities predominantly in rural areas in the Southeast.
o Christopher & Banks sells clothing, targeted primarily for working women, at nearly 250 stores, mostly in the northern states.
o AmeriCredit makes loans through car dealerships to purchasers of late-model and new automobiles.
o FEI manufactures structural process management systems that use charged particle beam technologies to analyze and diagnose sub-micron structures in semiconductors, data storage components and biological and industrial compounds.
o SonicWALL makes broadband network security devices, which protect communications between a company headquarters and its branch offices and can block a child's access to certain Web sites.
o The Shaw Group is a leading maker of prefab piping systems for the power, petrochemical and refining industries.
o Macrovision makes copyright protection and video-scrambling technologies used by commercial videocassette duplicators, software companies and major motion picture studios.
o Too sells mostly girls' apparel at approximately 400 outlets, mostly located in shopping malls in 44 states.
o Varian is a leading manufacturer of scientific instruments and equipment, including chromatography and optical spectroscopy systems for chemical analysis.
o Professional Detailing provides marketing and sales campaigns for major pharmaceutical companies. It has marketed more than 100 products, including a number of leading medications.

WHAT WERE MARKET CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?
The stock market remained volatile and economic signals were mixed. The Fed had trimmed 275 basis points (2.75%) from the federal funds rate. Historically, falling interest rates have been a powerful catalyst for reinvigorating the economy. Moreover, small- and micro-cap stocks in particular have historically benefited from interest rate cuts, although it usually takes at least six months for these rate cuts to have a pronounced effect.
   Late in the reporting period, data showed rises in consumer confidence, in new home sales and in durable goods orders accompanied by a decline in new unemployment benefit claims. Although these trends suggested that Fed action might be beginning to pull the economy out of its doldrums, economic growth remained weak. Despite volatile fuel prices, inflation in general remained subdued. Recent tax legislation could also have a positive impact on growth stocks.
   Moreover, the difficult market conditions of the past year or so have resulted in some of the most attractive stock valuations in several years. We believe this market represented an excellent opportunity to buy the stocks of solid companies with attractive earnings-growth prospects at reduced prices.

--------------------------------------------------------------------------------
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electronic delivery.
--------------------------------------------------------------------------------

          See important fund and index disclosures inside front cover.

                           AIM SMALL CAP GROWTH FUND

AIM PRIVACY POLICY


We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
   AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law.
   For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
   Even within AIM, only people involved with servicing your accounts have access to your information.
   To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]


A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
        Funds--Registered Trademark-- o AMVESCAP National Trust Company

                            AIM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-91.65%

AEROSPACE & DEFENSE-0.62%

Aeroflex Inc.(a)                                   300,000   $  3,150,000
-------------------------------------------------------------------------
Engineered Support Systems, Inc.                    40,000      1,567,600
=========================================================================
                                                                4,717,600
=========================================================================

AIRLINES-0.28%

Frontier Airlines, Inc.(a)                         175,000      2,143,750
=========================================================================

APPAREL & ACCESSORIES-0.54%

Fossil, Inc.(a)                                     75,000      1,556,250
-------------------------------------------------------------------------
Quicksilver, Inc.(a)                               100,000      2,500,000
=========================================================================
                                                                4,056,250
=========================================================================

APPAREL RETAIL-5.49%

American Eagle Outfitters, Inc.(a)                 150,000      5,286,000
-------------------------------------------------------------------------
Chico's FAS, Inc.(a)                               210,000      6,247,500
-------------------------------------------------------------------------
Christopher & Banks Corp.(a)                       280,000      9,128,000
-------------------------------------------------------------------------
Deb Shops, Inc.                                    100,000      1,877,000
-------------------------------------------------------------------------
Gymboree Corp. (The)(a)                            450,000      3,825,000
-------------------------------------------------------------------------
Hot Topic, Inc.(a)                                 100,000      3,110,000
-------------------------------------------------------------------------
Too Inc.(a)                                        275,000      7,535,000
-------------------------------------------------------------------------
Wet Seal, Inc. (The)-Class A(a)                    130,000      4,499,300
=========================================================================
                                                               41,507,800
=========================================================================

APPLICATION SOFTWARE-3.02%

Aspen Technology, Inc.(a)                          150,000      3,630,000
-------------------------------------------------------------------------
Catapult Communications Corp.(a)                    50,000      1,125,000
-------------------------------------------------------------------------
Cerner Corp.(a)                                    115,000      4,830,000
-------------------------------------------------------------------------
Eclipsys Corp.(a)                                  150,000      4,215,000
-------------------------------------------------------------------------
Macromedia, Inc.(a)                                 85,000      1,606,500
-------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)             125,000      2,318,750
-------------------------------------------------------------------------
Ulticom, Inc.(a)                                   150,000      5,070,000
=========================================================================
                                                               22,795,250
=========================================================================

BANKS-1.43%

Greater Bay Bancorp                                120,000      2,997,600
-------------------------------------------------------------------------
Prosperity Bancshares, Inc.                         40,000        957,200
-------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)               150,250      4,539,052
-------------------------------------------------------------------------
Whitney Holding Corp.                               50,000      2,345,000
=========================================================================
                                                               10,838,852
=========================================================================

BIOTECHNOLOGY-4.16%

Albany Molecular Research, Inc.(a)                 150,000      5,701,500
-------------------------------------------------------------------------
Array Bio Pharma Inc.(a)                           150,000      1,365,000
-------------------------------------------------------------------------
BioSource International, Inc.(a)                   200,000      1,260,000
-------------------------------------------------------------------------
Cephalon, Inc.(a)                                   95,299      6,718,580
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
BIOTECHNOLOGY-(CONTINUED)

Genencor International Inc.(a)                     150,000   $  2,383,500
-------------------------------------------------------------------------
Invitrogen Corp.(a)                                 60,000      4,308,000
-------------------------------------------------------------------------
Large Scale Biology Corp.(a)                       108,000        766,800
-------------------------------------------------------------------------
SangStat Medical Corp.(a)                          300,000      4,914,000
-------------------------------------------------------------------------
Techne Corp.(a)                                    125,000      4,062,500
=========================================================================
                                                               31,479,880
=========================================================================

BROADCASTING & CABLE TV-2.14%

Cox Radio, Inc.-Class A(a)                          45,000      1,253,250
-------------------------------------------------------------------------
Entercom Communications Corp.(a)                    50,000      2,680,500
-------------------------------------------------------------------------
Entravision Communications Corp.-Class A(a)        100,000      1,230,000
-------------------------------------------------------------------------
Radio One, Inc.-Class A(a)                         225,000      5,175,000
-------------------------------------------------------------------------
Radio One, Inc.-Class D(a)                         265,000      5,843,250
=========================================================================
                                                               16,182,000
=========================================================================

CASINOS & GAMING-0.47%

Shuffle Master, Inc.(a)                            170,000      3,570,000
=========================================================================

CATALOG RETAIL-1.19%

dELiA*s Corp.-Class A(a)                           225,000      1,800,000
-------------------------------------------------------------------------
Insight Enterprises, Inc.(a)                       150,000      3,675,000
-------------------------------------------------------------------------
J. Jill Group, Inc. (The)
  (Acquired 01/23/01; Cost $3,150,000)(a)(b)(c)    175,000      3,543,750
=========================================================================
                                                                9,018,750
=========================================================================

COMMERCIAL PRINTING-0.24%

Valassis Communications, Inc.(a)                    50,000      1,790,000
=========================================================================

COMMODITY CHEMICALS-0.13%

Summa Industries(a)                                100,000      1,001,000
=========================================================================

COMPUTER & ELECTRONICS RETAIL-1.39%

Tweeter Home Entertainment Group, Inc.(a)          150,000      5,295,000
-------------------------------------------------------------------------
Ultimate Electronics, Inc.(a)                      160,000      5,187,200
=========================================================================
                                                               10,482,200
=========================================================================

COMPUTER STORAGE & PERIPHERALS-0.79%

Applied Films Corp.(a)                             125,000      2,625,000
-------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. (Israel)(a)     200,000      1,420,000
-------------------------------------------------------------------------
SBS Technologies, Inc.(a)                          100,000      1,892,000
=========================================================================
                                                                5,937,000
=========================================================================

CONSUMER FINANCE-1.67%

AmeriCredit Corp.(a)                               175,000      9,091,250
-------------------------------------------------------------------------
Doral Financial Corp.                               50,000      1,715,000
-------------------------------------------------------------------------
Federal Agricultural Mortgage Corp.-Class C(a)      57,000      1,822,860
=========================================================================
                                                               12,629,110
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

DATA PROCESSING SERVICES-0.66%

FactSet Research Systems Inc.                       65,000   $  2,320,500
-------------------------------------------------------------------------
ProBusiness Services, Inc.(a)                      100,000      2,655,000
=========================================================================
                                                                4,975,500
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.51%

Apollo Group, Inc.-Class A(a)                       75,000      3,183,750
-------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)             150,000      6,300,000
-------------------------------------------------------------------------
Education Management Corp.(a)                       60,000      2,403,000
-------------------------------------------------------------------------
F.Y.I. Inc.(a)                                      80,000      3,280,000
-------------------------------------------------------------------------
Iron Mountain Inc.(a)                              124,150      5,566,886
-------------------------------------------------------------------------
Mobile Mini, Inc.(a)                               175,000      5,771,500
=========================================================================
                                                               26,505,136
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.24%

Affiliated Managers Group, Inc.(a)                  30,000      1,845,000
=========================================================================

DIVERSIFIED METALS & MINING-0.13%

Massey Energy Co.                                   50,000        988,000
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.37%

C & D Technologies, Inc.                           150,000      4,650,000
-------------------------------------------------------------------------
II-VI Inc.(a)                                      200,000      3,500,000
-------------------------------------------------------------------------
Power-One, Inc.(a)                                 135,000      2,246,400
=========================================================================
                                                               10,396,400
=========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-4.91%

Avnet, Inc.                                        130,500      2,925,810
-------------------------------------------------------------------------
Integrated Measurement Systems, Inc.(a)            150,000      3,292,500
-------------------------------------------------------------------------
Keithley Instruments, Inc.                         180,000      3,834,000
-------------------------------------------------------------------------
KEMET Corp.(a)                                     170,000      3,367,700
-------------------------------------------------------------------------
Kopin Corp.(a)                                     250,000      3,035,000
-------------------------------------------------------------------------
Nanometrics Inc.(a)                                 75,000      2,061,525
-------------------------------------------------------------------------
Optimal Robotics Corp.(a)                           50,000      1,900,000
-------------------------------------------------------------------------
ScanSource, Inc.(a)                                 85,000      4,030,700
-------------------------------------------------------------------------
Tektronix, Inc.(a)                                 200,000      5,430,000
-------------------------------------------------------------------------
Varian Inc.(a)                                     225,000      7,267,500
=========================================================================
                                                               37,144,735
=========================================================================

EMPLOYMENT SERVICES-0.12%

On Assignment, Inc.(a)                              50,000        900,000
=========================================================================

ENVIRONMENTAL SERVICES-0.54%

Tetra Tech, Inc.(a)                                150,000      4,080,000
=========================================================================

FOOD DISTRIBUTORS-1.55%

Performance Food Group Co.(a)                      200,000      6,046,000
-------------------------------------------------------------------------
United Natural Foods, Inc.(a)                      270,000      5,656,500
=========================================================================
                                                               11,702,500
=========================================================================

FOOD RETAIL-0.35%

Whole Foods Market, Inc.(a)                        100,000      2,669,000
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

GAS UTILITIES-0.60%

Kinder Morgan, Inc.                                 90,000   $  4,522,500
=========================================================================

GENERAL MERCHANDISE STORES-0.27%

Fred's, Inc.                                        80,000      2,060,000
=========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-5.08%

Accredo Health, Inc.(a)                            175,000      6,508,250
-------------------------------------------------------------------------
Aksys, Ltd.(a)                                     225,000      2,337,750
-------------------------------------------------------------------------
DaVita, Inc.(a)                                    200,000      4,066,000
-------------------------------------------------------------------------
Express Scripts, Inc.(a)                           100,000      5,503,000
-------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)             50,000      3,845,000
-------------------------------------------------------------------------
Priority Healthcare Corp.-Class B(a)               125,000      3,535,000
-------------------------------------------------------------------------
Professional Detailing, Inc.(a)                     75,000      6,900,000
-------------------------------------------------------------------------
Specialty Laboratories, Inc.(a)                    150,000      5,677,500
=========================================================================
                                                               38,372,500
=========================================================================

HEALTH CARE EQUIPMENT-2.18%

ATS Medical, Inc.(a)                               200,000      3,012,000
-------------------------------------------------------------------------
Biosite Diagnostics Inc.(a)                        100,000      4,480,000
-------------------------------------------------------------------------
Bruker Daltonics, Inc.(a)                          150,000      2,260,500
-------------------------------------------------------------------------
Cytyc Corp.(a)                                     115,000      2,650,750
-------------------------------------------------------------------------
Med-Design Corp. (The)(a)                           66,400      2,001,296
-------------------------------------------------------------------------
Zoll Medical Corp.(a)                               75,000      2,058,750
=========================================================================
                                                               16,463,296
=========================================================================

HEALTH CARE FACILITIES-3.24%

LifePoint Hospitals, Inc.(a)                       300,000     13,284,000
-------------------------------------------------------------------------
Province Healthcare Co.(a)                         150,000      5,293,500
-------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                           200,000      5,894,000
=========================================================================
                                                               24,471,500
=========================================================================

HEALTH CARE SUPPLIES-1.45%

Align Technology, Inc.(a)                          275,000      2,156,000
-------------------------------------------------------------------------
ICU Medical, Inc.(a)                               100,000      4,128,000
-------------------------------------------------------------------------
PolyMedica Corp.(a)                                115,000      4,657,500
=========================================================================
                                                               10,941,500
=========================================================================

HOMEBUILDING-0.51%

D.R. Horton, Inc.                                   83,250      1,889,775
-------------------------------------------------------------------------
Toll Brothers, Inc.(a)                              50,000      1,965,500
=========================================================================
                                                                3,855,275
=========================================================================

HOTELS-0.45%

Sun International Hotels Ltd.(a)                   125,000      3,375,000
=========================================================================

INTERNET SOFTWARE & SERVICES-3.01%

Internet Security Systems, Inc.(a)                  50,000      2,428,000
-------------------------------------------------------------------------
Interwoven, Inc.(a)                                100,000      1,690,000
-------------------------------------------------------------------------
Netegrity, Inc.(a)                                 135,000      4,050,000
-------------------------------------------------------------------------
OneSource Information Services, Inc.(a)            250,000      2,100,000
-------------------------------------------------------------------------
SkillSoft Corp.(a)                                 125,000      4,281,250
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
INTERNET SOFTWARE & SERVICES-(CONTINUED)

SonicWALL, Inc.(a)                                 325,000   $  8,193,250
=========================================================================
                                                               22,742,500
=========================================================================

IT CONSULTING & SERVICES-0.37%

Forrester Research, Inc.(a)                        125,000      2,823,750
=========================================================================

MANAGED HEALTH CARE-0.64%

First Health Group Corp.(a)                        200,000      4,824,000
=========================================================================

MOVIES & ENTERTAINMENT-1.00%

Macrovision Corp.(a)                               110,000      7,535,000
=========================================================================

NETWORKING EQUIPMENT-1.45%

Avocent Corp.(a)                                   125,000      2,843,750
-------------------------------------------------------------------------
Stratos Lightwave, Inc.(a)                         151,130      1,964,690
-------------------------------------------------------------------------
Tellium Inc. (Acquired 09/19/2000; Cost
  $6,066,720)(a)(b)(c)                             404,448      6,153,676
=========================================================================
                                                               10,962,116
=========================================================================

OIL & GAS DRILLING-1.57%

Marine Drilling Cos., Inc.(a)                      225,000      4,299,750
-------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                      340,000      6,075,800
-------------------------------------------------------------------------
Pride International, Inc.(a)                        80,000      1,520,000
=========================================================================
                                                               11,895,550
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-5.27%

Cal Dive International, Inc.(a)                    200,000      4,920,000
-------------------------------------------------------------------------
Dril-Quip, Inc.(a)                                  40,000        861,200
-------------------------------------------------------------------------
GulfMark Offshore, Inc.(a)                         125,000      3,933,750
-------------------------------------------------------------------------
Hanover Compressor Co.(a)                          170,000      5,625,300
-------------------------------------------------------------------------
Key Energy Services, Inc.(a)                       300,000      3,252,000
-------------------------------------------------------------------------
Maverick Tube Corp.(a)                             100,000      1,695,000
-------------------------------------------------------------------------
National-Oilwell, Inc.(a)                           75,000      2,010,000
-------------------------------------------------------------------------
Newpark Resources, Inc.(a)                         250,000      2,775,000
-------------------------------------------------------------------------
TETRA Tech, Inc.(a)                                150,000      3,667,500
-------------------------------------------------------------------------
Universal Compression Holdings, Inc.(a)            200,000      5,680,000
-------------------------------------------------------------------------
Veritas DGC Inc.(a)                                125,000      3,468,750
-------------------------------------------------------------------------
Willbros Group, Inc. (Panama)(a)                   150,000      1,950,000
=========================================================================
                                                               39,838,500
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.16%

Louis Dreyfus Natural Gas Corp.(a)                 125,000      4,356,250
-------------------------------------------------------------------------
Mitchell Energy & Development Corp.-Class A         75,000      3,468,750
-------------------------------------------------------------------------
Newfield Exploration Co.(a)                        125,000      4,007,500
-------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                        85,000      3,388,100
-------------------------------------------------------------------------
Stone Energy Corp.(a)                               25,000      1,107,500
=========================================================================
                                                               16,328,100
=========================================================================

PACKAGED FOODS-0.36%

Hain Celestial Group, Inc.(a)                      125,000      2,750,000
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

PHARMACEUTICALS-1.60%

Barr Laboratories, Inc.(a)                          75,000   $  5,280,750
-------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)            100,000      5,300,000
-------------------------------------------------------------------------
Pain Therapeutics, Inc.(a)                         200,000      1,530,000
=========================================================================
                                                               12,110,750
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.91%

Fidelity National Financial, Inc.                  100,000      2,457,000
-------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                        90,000      2,205,000
-------------------------------------------------------------------------
Vesta Insurance Group, Inc.                        200,000      2,190,000
=========================================================================
                                                                6,852,000
=========================================================================

PUBLISHING & PRINTING-0.26%

Getty Images, Inc.(a)                               75,000      1,969,500
=========================================================================

RESTAURANTS-2.68%

P.F. Chang's China Bistro, Inc.(a)                 150,000      5,685,000
-------------------------------------------------------------------------
Panera Bread Co.-Class A(a)                        130,000      4,104,100
-------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)            200,000      4,520,000
-------------------------------------------------------------------------
Sonic Corp.(a)                                     187,500      5,949,375
=========================================================================
                                                               20,258,475
=========================================================================

SEMICONDUCTOR EQUIPMENT-3.23%

Asyst Technologies, Inc.(a)                        125,000      1,687,500
-------------------------------------------------------------------------
Brooks Automation, Inc.(a)                         100,000      4,610,000
-------------------------------------------------------------------------
FEI Co.(a)                                         200,000      8,200,000
-------------------------------------------------------------------------
Photon Dynamics, Inc.(a)                           250,000      6,750,000
-------------------------------------------------------------------------
Therma-Wave, Inc.(a)                                75,000      1,430,250
-------------------------------------------------------------------------
Trikon Technologies, Inc.(a)                       125,000      1,750,000
=========================================================================
                                                               24,427,750
=========================================================================

SEMICONDUCTORS-5.19%

Actel Corp.(a)                                     175,000      4,296,250
-------------------------------------------------------------------------
Alpha Industries, Inc.(a)                          150,000      4,432,500
-------------------------------------------------------------------------
AXT, Inc.(a)                                        65,000      1,735,500
-------------------------------------------------------------------------
ChipPac, Inc.(a)                                   200,000      2,088,000
-------------------------------------------------------------------------
Cree, Inc.(a)                                       75,000      1,960,875
-------------------------------------------------------------------------
Elantec Semiconductor, Inc.(a)                     100,000      3,379,000
-------------------------------------------------------------------------
Exar Corp.(a)                                       50,000        988,000
-------------------------------------------------------------------------
hi/fn, inc(a)                                      100,000      1,513,000
-------------------------------------------------------------------------
MIPS Technologies, Inc.-Class A(a)                 125,000      2,162,500
-------------------------------------------------------------------------
Pixelworks, Inc.(a)                                100,000      3,574,000
-------------------------------------------------------------------------
TranSwitch Corp.(a)                                130,150      1,399,113
-------------------------------------------------------------------------
Virage Logic Corp.(a)                              200,000      3,098,000
-------------------------------------------------------------------------
Virata Corp.(a)                                    225,000      2,666,250
-------------------------------------------------------------------------
Zoran Corp.(a)                                     200,000      5,944,000
=========================================================================
                                                               39,236,988
=========================================================================

SPECIALTY CHEMICALS-0.57%

Cambrex Corp.                                       30,000      1,517,400
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
SPECIALTY CHEMICALS-(CONTINUED)

OM Group, Inc.                                      50,000   $  2,812,500
=========================================================================
                                                                4,329,900
=========================================================================

SPECIALTY STORES-1.57%

Copart, Inc.(a)                                    180,000      5,265,000
-------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                             125,000      6,575,000
=========================================================================
                                                               11,840,000
=========================================================================

STEEL-1.23%

Gibraltar Steel Corp.                               65,000      1,274,000
-------------------------------------------------------------------------
Shaw Group Inc. (The)(a)                           200,000      8,020,000
=========================================================================
                                                                9,294,000
=========================================================================

SYSTEMS SOFTWARE-0.69%

Radiant Systems, Inc.(a)                           325,000      5,239,000
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-5.24%

Anaren Microwave, Inc.(a)                          200,000      4,000,000
-------------------------------------------------------------------------
CommScope, Inc.(a)                                 165,000      3,877,500
-------------------------------------------------------------------------
Digital Lightwave, Inc.(a)                         150,000      5,544,000
-------------------------------------------------------------------------
Polycom, Inc.(a)                                   250,000      5,772,500
-------------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                    246,800      3,578,600
-------------------------------------------------------------------------
REMEC, Inc.(a)                                     120,000      1,488,000
-------------------------------------------------------------------------
SBA Communications Corp.(a)                        125,000      3,093,750
-------------------------------------------------------------------------
Spectrasite Holdings, Inc.(a)                      225,300      1,631,172
-------------------------------------------------------------------------
SymmetriCom, Inc.(a)                               275,000      4,026,000
-------------------------------------------------------------------------
Tollgrade Communications, Inc.(a)                  100,000      2,850,000
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
TELECOMMUNICATIONS EQUIPMENT-(CONTINUED)

UTStarcom, Inc.(a)                                 150,000   $  3,735,000
=========================================================================
                                                               39,596,522
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.93%

AirGate PCS, Inc.(a)                               125,000      6,500,000
-------------------------------------------------------------------------
Alamosa Holdings, Inc.(a)                          150,000      2,445,000
-------------------------------------------------------------------------
Rural Cellular Corp.-Class A(a)                    125,000      5,662,500
=========================================================================
                                                               14,607,500
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $563,789,241)                           692,879,185
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. TREASURY SECURITIES-0.23%

U.S. TREASURY BILLS-0.23%(d)

3.44%, 09/20/01 (Cost $1,736,613)              $ 1,750,000(e)   1,736,735
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-8.92%

STIC Liquid Assets Portfolio(f)                 33,709,149     33,709,149
-------------------------------------------------------------------------
STIC Prime Portfolio(f)                         33,709,149     33,709,149
=========================================================================
    Total Money Market Funds
      (Cost $67,418,298)                                       67,418,298
=========================================================================
TOTAL INVESTMENTS-100.80% (Cost $632,944,152)                 762,034,218
=========================================================================
OTHER ASSETS LESS LIABILITIES-(0.80%)                          (6,022,977)
=========================================================================
NET ASSETS-100.00%                                           $756,011,241
_________________________________________________________________________
=========================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/01 was $9,697,426, which represented 1.28% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $632,944,152)*                                $762,034,218
------------------------------------------------------------
Receivables for:
  Variation margin                                   242,400
------------------------------------------------------------
  Fund shares sold                                   629,049
------------------------------------------------------------
  Dividends                                          308,724
------------------------------------------------------------
Collateral for securities loaned                  98,805,366
------------------------------------------------------------
Other assets                                          67,053
============================================================
    Total assets                                 862,086,810
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,688,989
------------------------------------------------------------
  Fund shares reacquired                           3,903,050
------------------------------------------------------------
  Collateral upon return of securities loaned     98,805,366
------------------------------------------------------------
Accrued distribution fees                            676,309
------------------------------------------------------------
Accrued trustees' fees                                 1,855
============================================================
    Total liabilities                            106,075,569
============================================================
Net assets applicable to shares outstanding     $756,011,241
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $520,340,915
____________________________________________________________
============================================================
Class B                                         $199,529,413
____________________________________________________________
============================================================
Class C                                         $ 36,140,913
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           18,902,520
____________________________________________________________
============================================================
Class B                                            7,570,978
____________________________________________________________
============================================================
Class C                                            1,372,278
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      27.53
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $27.53 divided by
      94.50%)                                   $      29.13
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      26.35
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      26.34
____________________________________________________________
============================================================

* At June 30, 2001, securities with an aggregate market value of $99,951,191 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated money market funds    $  1,840,352
------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $625)                                              206,367
------------------------------------------------------------
Interest                                              29,237
------------------------------------------------------------
Security lending income                              462,978
============================================================
    Total investment income                        2,538,934
============================================================

EXPENSES:

Advisory fees                                      2,685,448
------------------------------------------------------------
Administrative services fees                          63,312
------------------------------------------------------------
Custodian fees                                        32,761
------------------------------------------------------------
Distribution fees -- Class A                         895,458
------------------------------------------------------------
Distribution fees -- Class B                       1,001,928
------------------------------------------------------------
Distribution fees -- Class C                         182,334
------------------------------------------------------------
Transfer agent fees                                  593,493
------------------------------------------------------------
Trustees' fees                                        13,729
------------------------------------------------------------
Other                                                193,773
============================================================
    Total expenses                                 5,662,236
============================================================
Less: Fees waived                                   (255,845)
------------------------------------------------------------
    Expenses paid indirectly                         (12,553)
============================================================
    Net expenses                                   5,393,838
============================================================
Net investment income (loss)                      (2,854,904)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (31,049,010)
------------------------------------------------------------
  Futures contracts                                  658,146
============================================================
                                                 (30,390,864)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (34,030,981)
------------------------------------------------------------
  Futures contracts                                 (135,270)
============================================================
                                                 (34,166,251)
============================================================
Net gain (loss) from investment securities and
  futures contracts                              (64,557,115)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(67,412,019)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (2,854,904)   $ (6,201,299)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                          (30,390,864)     44,543,988
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                (34,166,251)    (69,512,030)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (67,412,019)    (31,169,341)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --     (32,249,183)
------------------------------------------------------------------------------------------
  Class B                                                               --     (13,814,334)
------------------------------------------------------------------------------------------
  Class C                                                               --      (2,482,080)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (1,441,548)    198,718,621
------------------------------------------------------------------------------------------
  Class B                                                      (12,604,380)      8,068,136
------------------------------------------------------------------------------------------
  Class C                                                       (2,019,666)      4,604,853
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --      (8,248,641)
==========================================================================================
    Net increase (decrease) in net assets                      (83,477,613)    123,428,031
==========================================================================================

NET ASSETS:

  Beginning of period                                          839,488,854     716,060,823
==========================================================================================
  End of period                                               $756,011,241    $839,488,854
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $673,566,632    $689,632,226
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (2,854,904)              0
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and futures contracts                           (44,080,617)    (13,689,753)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    futures contracts                                          129,380,130     163,546,381
==========================================================================================
                                                              $756,011,241    $839,488,854
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of close of business of February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares:
Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
   For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $63,312 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $327,897 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $639,613, $1,001,928 and $182,334, respectively, as compensation under the Plans. For the six months ended June 30, 2001, AIM Distributors waived fees of $255,845 for Class A shares.
  AIM Distributors received commissions of $26,993 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $20,721 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,781 and reductions in custodian fees of $5,772 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,553.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At June 30, 2001, securities with an aggregate value of $99,951,191 were on loan to brokers. The loans were secured by cash collateral of $98,805,366 received by the Fund and subsequently invested in affiliated money market funds as follows: $49,402,683 in STIC Liquid Assets Portfolio and $49,402,683 in STIC Prime Portfolio. For the six months ended June 30, 2001, the Fund received fees of $462,978 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $141,086,942 and $139,401,243, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $188,383,951
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (59,293,885)
=========================================================
Net unrealized appreciation of investment
  securities                                 $129,090,066
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
statement purposes.


NOTE 7-FUTURES CONTRACTS

On June 30, 2001, $1,125,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2001 were as follows:

                                                                 UNREALIZED
                       NO. OF        MONTH/        MARKET       APPRECIATION
CONTRACT              CONTRACTS    COMMITMENT       VALUE      (DEPRECIATION)
--------              ---------   ------------   -----------   --------------
Russell 2001 Index       48       Sept-01/Long   $12,374,400     $(135,270)
_____________________________________________________________________________
=============================================================================


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                                                    JUNE 30, 2001                DECEMBER 31, 2000
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    -------------
Sold:
  Class A                                                      2,928,770    $ 78,852,280     7,948,081    $ 289,209,989
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        268,160       6,931,517       990,109       35,383,004
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         84,156       2,196,696       205,985        7,307,290
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --        12,644          422,564
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       998,414       29,492,511
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --       462,548       13,136,164
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        80,902        2,296,000
=======================================================================================================================
Conversion of Advisor Class shares to Class A shares:**
  Class A                                                             --              --       224,326        8,401,016
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                       --              --      (221,021)      (8,401,016)
=======================================================================================================================
Reacquired:
  Class A                                                     (3,028,451)    (80,293,828)   (3,609,078)    (128,384,895)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (771,649)    (19,535,897)   (1,144,640)     (40,451,032)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (169,700)     (4,216,362)     (140,487)      (4,998,437)
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --        (8,211)        (270,189)
=======================================================================================================================
                                                                (688,714)   $(16,065,594)    5,799,572    $ 203,142,969
_______________________________________________________________________________________________________________________
=======================================================================================================================

 * Advisor Class share activity for the period January 1, 2000 through February 11, 2000.
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                            JUNE 30,        -----------------------------------------------------
                                                              2001            2000      1999(a)     1998(a)    1997(a)    1996(a)
                                                        ----------------    --------    --------    -------    -------    -------
Net asset value, beginning of period                        $  29.81        $  31.87    $  17.03    $ 14.27    $ 12.52    $11.80
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)          (0.13)      (0.09)     (0.19)     (0.18)    (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (2.21)          (0.12)      15.47       3.45       2.20      1.69
=================================================================================================================================
    Total from investment operations                           (2.28)          (0.25)      15.38       3.26       2.02      1.64
=================================================================================================================================
Less distributions from net realized gains                        --           (1.81)      (0.54)     (0.50)     (0.27)    (0.92)
=================================================================================================================================
Net asset value, end of period                              $  27.53        $  29.81    $  31.87    $ 17.03    $ 14.27    $12.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                (7.65)%         (0.74)%     90.64%     23.15%     16.23%    13.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $520,341        $566,458    $428,378    $24,737    $10,896    $8,448
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.21%(c)        1.13%       1.54%      1.76%      1.92%     2.00%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           1.31%(c)        1.23%       1.54%      2.20%      2.52%     3.09%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (0.53)%(c)      (0.40)%     (0.38)%    (1.29)%    (1.40)%   (0.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                           20%             62%         56%       190%       233%      150%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $515,930,703.

                                                                                         CLASS B
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                            JUNE 30,        -----------------------------------------------------
                                                              2001            2000      1999(a)     1998(a)    1997(a)    1996(a)
                                                        ----------------    --------    --------    -------    -------    -------
Net asset value, beginning of period                        $  28.64        $  30.92    $  16.64    $ 14.06    $ 12.42    $ 11.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.17)          (0.40)      (0.24)     (0.29)     (0.26)     (0.14)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (2.12)          (0.07)      15.06       3.37       2.17       1.70
=================================================================================================================================
    Total from investment operations                           (2.19)          (0.47)      14.82       3.08       1.91       1.56
=================================================================================================================================
Less distributions from net realized gains                        --           (1.81)      (0.54)     (0.50)     (0.27)     (0.92)
=================================================================================================================================
Net asset value, end of period                              $  26.35        $  28.64    $  30.92    $ 16.64    $ 14.06    $ 12.42
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                (8.00)%         (1.48)%     89.40%     22.22%     15.47%     13.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $199,529        $231,293    $240,150    $26,448    $21,222    $10,694
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.96%(c)        1.88%       2.19%      2.40%      2.57%      2.65%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           1.96%(c)        1.88%       2.19%      2.85%      3.17%      3.74%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (1.28)%(c)      (1.15)%     (1.03)%    (1.96)%    (2.05)%    (1.03)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                           20%             62%         56%       190%       233%       150%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $202,046,233.

                                                                                   CLASS C
                                                              -------------------------------------------------
                                                                                                   MAY 3, 1999
                                                                                                   (DATE SALES
                                                              SIX MONTHS ENDED     YEAR ENDED     COMMENCED) TO
                                                                  JUNE 30,        DECEMBER 31,    DECEMBER 31,
                                                                    2001              2000           1999(a)
                                                              ----------------    ------------    -------------
Net asset value, beginning of period                              $ 28.63           $ 30.91          $ 19.03
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.17)            (0.39)           (0.17)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (2.12)            (0.08)           12.59
===============================================================================================================
    Total from investment operations                                (2.19)            (0.47)           12.42
===============================================================================================================
Less distributions from net realized gains                             --             (1.81)           (0.54)
===============================================================================================================
Net asset value, end of period                                    $ 26.34           $ 28.63          $ 30.91
_______________________________________________________________________________________________________________
===============================================================================================================
Total return                                                        (8.00)%           (1.48)%          65.56%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)(b)                       $36,141           $41,738          $40,530
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.96%(c)          1.88%            2.19%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                1.96%(c)          1.88%            2.19%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets         (1.28)%(c)        (1.15)%          (1.03)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                                20%               62%              56%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not included contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $36,768,959.
(d)  Annualized

BOARD OF TRUSTEES                           OFFICERS                              OFFICE OF THE FUND
Robert H. Graham                            Robert H. Graham                      11 Greenway Plaza
Chairman, President and Chief               Chairman and President                Suite 100
Executive Officer                                                                 Houston, TX 77046
A I M Management Group Inc.                 Dana R. Sutton
                                            Vice President and Treasurer          INVESTMENT MANAGER
Frank S. Bayley
Partner, law firm of                        Melville B. Cox                       A I M Advisors, Inc.
Baker & McKenzie                            Vice President                        11 Greenway Plaza
                                                                                  Suite 100
Bruce L. Crockett*                          Gary T. Crum                          Houston, TX 77046
Director                                    Vice President
ACE Limited;                                                                      TRANSFER AGENT
Formerly Director, President, and           Carol F. Relihan
Chief Executive Officer                     Vice President and Secretary          A I M Fund Services, Inc.
COMSAT Corporation                                                                P.O. Box 4739
                                            Mary J. Benson                        Houston, TX 77210-4739
Owen Daly II*                               Assistant Vice President and
Formerly Director                           Assistant Treasurer                   CUSTODIAN
Cortland Trust, Inc.
                                            Sheri Morris                          State Street Bank and Trust Company
Albert R. Dowden*                           Assistant Vice President and          225 Franklin Street
Chairman, Cortland Trust, Inc. and          Assistant Treasurer                   Boston, MA 02110
DHJ Media, Inc.; and Director,
Magellan Insurance Company                                                        COUNSEL TO THE FUND

Edward K. Dunn, Jr.*                                                              Ballard Spahr
Formerly, Chairman, Mercantile                                                    Andrews & Ingersoll, LLP
Mortgage Corp.;                                                                   1735 Market Street
Vice Chairman, President and                                                      Philadelphia, PA 19103
Chief Operating Officer
Mercantile-Safe Deposit & Trust Co.; and                                          COUNSEL TO THE TRUSTEES
President, Mercantile Bankshares
                                                                                  Kramer, Levin, Naftalis & Frankel LLP
Jack M. Fields*                                                                   919 Third Avenue
Chief Executive Officer,                                                          New York, NY 10022
Twenty First Century Group, Inc.;
Formerly Member of the U.S. House of                                              DISTRIBUTOR
Representatives
                                                                                  A I M Distributors, Inc.
Carl Frischling*                                                                  11 Greenway Plaza
Partner                                                                           Suite 100
Kramer, Levin, Naftalis & Frankel LLP                                             Houston, TX 77046

Prema Mathai-Davis*
Member, Visiting Committee,
Harvard University Graduate
School of Education, New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock*
Partner Pennock & Cooper (law firm)

Ruth H. Quigley
Private Investor

Louis S. Sklar*
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership

* Elected as of August 17, 2001.

                                 THE AIM FUNDS
                                 RISK SPECTRUM


On the back cover of this fund report, you'll find the funds in the AIM family divided into the following categories: sector, international/global, domestic, taxable and tax-free. You'll also notice that the funds in each category are listed from more aggressive to more conservative.
   Within each category of this risk spectrum, we assessed each fund on the basis of three factors: its holdings, volatility patterns and diversification. From that assessment, we assigned a degree of risk to each fund and ordered them accordingly.
   Mutual funds typically invest in stocks, bonds or money market instruments, each with varying levels of potential risk and reward. Generally, the riskier the investment, the greater the potential reward.
o Stock funds usually offer the most upside potential, but they also carry the greatest risk. Funds that invest in large, well-established companies generally have lower risk/reward potential than funds that invest in small, fast-growing companies.
o Funds that invest in a broad range of industries are considered more diversified and less risky--and potentially less rewarding--than funds that invest in a single sector, such as technology.
o Funds that invest in international markets tend to have higher risk/reward potential than those that invest solely in domestic securities.
o Bond funds are generally considered safer and therefore potentially less rewarding than stock funds. Funds that invest in U.S. Treasury securities typically have lower risk/reward potential than funds that invest in higher-yielding junk bonds.
o Money market funds, while considered extremely safe, typically produce lower returns than stock and bond funds. Moreover, it is possible that a money market fund's returns will not keep pace with inflation.
   The amount of investment risk you undertake depends on several factors: your financial objectives, your risk tolerance and your time horizon. Are you saving for your later years or are you investing to buy a large item, like a car or a house, soon? Are you a young adult early in your work life, or are you approaching retirement?
   If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you may need to be more conservative to meet your goal.
   Because these factors change over time, it's a good idea to reassess your portfolio periodically to make sure it still meets your needs. Your financial advisor can help you figure out if your portfolio is right where it should be or if it could use some fine-tuning.
   In assessing your investments, remember to keep diversification in mind. Such a strategy, where you spread your investments over several types of mutual funds, may help mitigate volatility and/or risk in your portfolio because not all investments behave the same way at the same time.
   AIM has a large selection of mutual funds to choose from. See your financial advisor for insight into which ones would best fit in your portfolio.


                            THE AMOUNT OF INVESTMENT

                           RISK YOU UNDERTAKE DEPENDS

                            ON SEVERAL FACTORS: YOUR

                           FINANCIAL OBJECTIVES, YOUR

                            RISK TOLERANCE AND YOUR

                                 TIME HORIZON.

                      EQUITY FUNDS                                                   FIXED-INCOME FUNDS


DOMESTIC EQUITY FUNDS                INTERNATIONAL/GLOBAL EQUITY FUNDS                 TAXABLE FIXED-INCOME FUNDS

     MORE AGGRESSIVE                          MORE AGGRESSIVE                                  MORE AGGRESSIVE
AIM Small Cap Opportunities(1)         AIM Latin American Growth(7)                       AIM Strategic Income
AIM Mid Cap Opportunities(1)           AIM Developing Markets                             AIM High Yield II
AIM Large Cap Opportunities(2)         AIM European Small Company                         AIM High Yield
AIM Emerging Growth                    AIM Asian Growth                                   AIM Income
AIM Small Cap Growth                   AIM Japan Growth(8)                                AIM Global Income
AIM Aggressive Growth                  AIM International Emerging Growth                  AIM Floating Rate
AIM Mid Cap Growth                     AIM European Development                           AIM Intermediate Government
AIM Small Cap Equity                   AIM Euroland Growth                                AIM Limited Maturity Treasury
AIM Capital Development                AIM Global Aggressive Growth                       AIM Money Market
AIM Constellation                      AIM International Equity
AIM Dent Demographic Trends            AIM International Value(4)                              MORE CONSERVATIVE
AIM Select Equity(3)                   AIM Worldwide Spectrum
AIM Large Cap Growth                   AIM Global Trends                                  TAX-FREE FIXED-INCOME FUNDS
AIM Weingarten                         AIM Global Growth
AIM Mid Cap Equity                                                                             MORE AGGRESSIVE
AIM Value II                                 MORE CONSERVATIVE
AIM Charter                                                                               AIM High Income Municipal
AIM Value                                                                                 AIM Tax-Exempt Bond of Connecticut(6)
AIM Blue Chip                                                                             AIM Municipal Bond
AIM Basic Value                            SECTOR EQUITY FUNDS                            AIM Tax-Free Intermediate
AIM Large Cap Basic Value                                                                 AIM Tax-Exempt Cash
AIM Balanced                                  MORE AGGRESSIVE
AIM Advisor Flex(6)                                                                            MORE CONSERVATIVE
                                       AIM New Technology
     MORE AGGRESSIVE                   AIM Global Telecommunications and Technology
                                       AIM Global Infrastructure
                                       AIM Global Resources
                                       AIM Global Financial Services
                                       AIM Global Health Care
                                       AIM Global Consumer Products and Services(7)
                                       AIM Real Estate(5)
                                       AIM Global Utilities

                                             MORE CONSERVATIVE



When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change.
(1) Closed to new investors. (2) AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. (6) The fund closed to new investors August 7, 2001. (7) The fund closed to new investors August 15, 2001. (8) AIM Japan Growth Fund closed to new investors August 17, 2001. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after September 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and managed approximately $171 billion in assets for 9.5 million shareholders, including individual investors, corporate clients and Financial institutions, as of June 30, 2001.
   The AIM Family of Funds--Registered Trademark-- is distributed nationwide, and AIM today is the seventh-largest mutual fund complex in the United States in assets under management, according to Strategic Insight, an independent mutual fund monitor. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $408 billion in assets under management as of June 30, 2001.

[DALBAR AWARDS LOGO APPEARS HERE]                       [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--


A I M Distributors, Inc.                                               SCG-SAR-1